As filed with the Securities and Exchange Commission on June 14, 2004
Registration No. 333-61366, 811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.____☐	Post-Effective Amendment No. 30 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 34 ☒
(Check appropriate box or boxes)

Pacific Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA	92660
(Address of Principal Executive Offices )	(Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective (check appropriate box)
☐   immediately upon filing pursuant to paragraph (b)
☒  on June 22, 2004 pursuant to paragraph (b)
☐   60 days after filing pursuant to paragraph (a)(1)
☐   on (date) pursuant to paragraph (a)(1)
☐   75 days after filing pursuant to paragraph (a)(2)
☐   on        (date)        pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 30 to the Registration Statement for Pacific Funds (the “Fund”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 29. PEA No. 29 was filed pursuant to Rule 485(a)(1) on April 16, 2004, for the purpose of merging the two Fund prospectuses, updating disclosure, such as proxy voting policies, and to update information for the Fund’s annual Registration Statement update. PEA No. 29 was scheduled to become effective on June 15, 2004. Accordingly, the contents of PEA No. 29, consisting of Part A (the Pacific Funds prospectus), Part B (the Pacific Funds Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 30 is intended to become effective on June 22, 2004.

SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 14th day of June, 2004.

PACIFIC FUNDS

By:	/s/ ROBIN S. YONIS

Robin S. Yonis, Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

Thomas C. Sutton*	Trustee and Chairman of the Board (Principal Executive Officer)	June 14, 2004
Glenn S. Schafer*	President and Trustee	June 14, 2004
Richard L. Nelson*	Trustee	June 14, 2004
Lyman W. Porter*	Trustee	June 14, 2004
Alan Richards*	Trustee	June 14, 2004
Lucie H. Moore*	Trustee	June 14, 2004
G. Thomas Willis*	Trustee	June 14, 2004
Brian D. Klemens*	Treasurer (Principal Financial and Accounting Officer)	June 14, 2004
/s/ Robin S. Yonis		June 14, 2004
* Robin S. Yonis, as attorney in fact pursuant to power of attorney filed herewith

PACIFIC FUNDS POWER OF ATTORNEY

     The undersigned trustees and officers of Pacific Funds (the “Trust”) hereby appoint Robin S. Yonis, Diane N. Ledger, Sharon A. Cheever, David R. Carmichael, Jeffrey S. Puretz, and Douglas P. Dick, each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to do any and all acts and things and to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust and each series of the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust and each series of the Trust related to the above.

     The undersigned trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 18th day of March 2004.

NAME	TITLE
/s/ THOMAS C. SUTTON

Thomas C. Sutton	Chairman and Trustee

/s/ GLENN S. SCHAFER

Glenn S. Schafer	President and Trustee

/s/ RICHARD L. NELSON

Richard L. Nelson	Trustee

/s/ LYMAN W. PORTER

Lyman W. Porter	Trustee

/s/ ALAN RICHARDS

Alan Richards	Trustee

/s/ LUCIE H. MOORE

Lucie H. Moore	Trustee

/s/ G. THOMAS WILLIS

G. Thomas Willis	Trustee

/s/ BRIAN D. KLEMENS

Brian D. Klemens	Vice President and Treasurer